Share Capital (Details) - Schedule of summarizes warrants transactions related to registered direct offering - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of summarizes warrants transactions related to registered direct offering [Line Items]
Warrants, outstanding at beginning of year	1,096,843
Weighted average exercise price, outstanding at beginning of year	$ 48
Warrants, Granted	6,706,289
Weighted average exercise price, Granted	$ 1.68
Warrants, Forfeited
Weighted average exercise price, Forfeited
Warrants, outstanding at end of year	7,803,132	1,096,843
Weighted average exercise price, outstanding at end of year	$ 8.19	$ 48
Warrants, Exercisable at end of year	7,803,132
Weighted average exercise price, Exercisable at end of year	$ 8.19
Before Reverse Split [Member]
Share Capital (Details) - Schedule of summarizes warrants transactions related to registered direct offering [Line Items]
Warrants, outstanding at beginning of year	32,905,298
Weighted average exercise price, outstanding at beginning of year	$ 1.6
Warrants, Granted		46,631,828
Weighted average exercise price, Granted		$ 1.41
Warrants, Exercised		13,726,530
Weighted average exercise price, Exercised		$ 0.94
Warrants, Forfeited
Weighted average exercise price, Forfeited
Warrants, outstanding at end of year		32,905,298
Weighted average exercise price, outstanding at end of year		$ 1.6
Warrants, Exercisable at end of year		32,905,298
Weighted average exercise price, Exercisable at end of year		$ 1.6